UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 31, 2006
                                                -------------

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Socratic Fund Management, L.P.
      Address: 101 JFK Parkway
      Short Hills, New Jersey 07078

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan W. Gibson
Title:     Managing Member of the reporting manager's General Partner
Phone:     (973) 921-4700

Signature, Place, and Date of Signing:

      /s/ JONATHAN W. GIBSON        Short Hills, New Jersey        7/31/06
      ----------------------        -----------------------        -------
            [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A
[If there are no entries in this list, omit this section.]

      Form 13F File Number                Name

      28-
         ---------------------------      -------------------------
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                                -----------

Form 13F Information Table Entry Total:              24
                                                -----------

Form 13F Information Table Value Total:           141,124
                                                -----------
                                                (thousands)

List of Other Included Managers:                N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.               Form 13F File Number          Name

                        28-
      ---------            -----------------          --------------------

      [Repeat as necessary.]

                                                               Q2 2006

    COLUMN 1                               COLUMN 2  COLUMN 3     COLUMN 4      COLUMN 5      COLUMN 6    COLUMN 7      COLUMN 8
    --------                               --------  --------     --------      --------      --------    --------      --------
                                                                                     SHARES
                                                                                     (SH)
                                           TITLE OF               VALUE X            PUT/    INVESTMENT    OTHER    VOTING AUTHORITY
    NAME OF ISSUER                         CLASS     CUSIP         $1000     SHARES  CALL    DESCRETION   MANAGERS  SOLE SHARED NONE
    --------------                         -----     -----         -----     ------  ----    ----------   --------  ----------------
                                                                                                            N/A

1  CANADIAN NATURAL RESOURCES CMN          COM       136385 10 1  13,014.00  235,000 SH         SOLE                  X
2  CHESAPEAKE ENERGY CORPORATION CMN       COM       16516710 7    5,294.00  175,000 SH         SOLE                  X
3  ENERGYSOUTH INC CMN                     COM       292970 10 0   2,890.00   92,549 SH         SOLE                  X
4  ENVIRONMENTAL POWER CORPORATIOCMN       COM       29406L 20 1     910.00  139,000 SH         SOLE                  X
5  EVERGREEN SOLAR INC CMN                 COM       30033R 10 8   8,113.00  625,000 SH         SOLE                  X
6  HELIX ENERGY SOLUTIONS GROUP ICMN       COM       42330P 10 7  16,144.00  400,000 SH         SOLE                  X
7  MARATHON OIL CORPORATION CMN            COM       56584910 6    9,163.00  110,000 SH         SOLE                  X
8  OCCIDENTAL PETROLEUM CORP CMN           COM       67459910 5    8,717.00   85,000 SH         SOLE                  X
9  OIL SERVICE HOLDRS TRUST CMN            COM       67800210 6      209.00    1,400 SH         SOLE                  X
10 QUICKSILVER RESOURCES INC CMN           COM       74837R 10 4  11,043.00  300,000 SH         SOLE                  X
11 SASOL LTD SPONS ADR SPONSOREDADR CMN    COM       803866 30 0   5,699.00  147,500 SH         SOLE                  X
12 SOUTHWESTERN ENERGY CO.                 COM       845467 10 9   5,453.00  175,000 SH         SOLE                  X
13 SUNCOR ENERGY INC CMN                   COM       867229 10 6  11,746.00  145,000 SH         SOLE                  X
14 SUNOCO INC CMN                          COM       86764P 10 9   4,504.00   65,000 SH         SOLE                  X
15 SUNPOWER CORPORATION CMN CLASSA         COM       867652109     4,805.00  171,500 SH         SOLE                  X
16 SUNTECH POWER HOLDINGS CO LTD.ADR CMN   COM       86800C104     4,944.00  175,000 SH         SOLE                  X
17 SWIFT TRANSPORTATION CMN                COM       870756103     2,779.00   87,500 SH         SOLE                  X
18 TESORO CORPORATION CMN                  COM       881609101    11,154.00  150,000 SH         SOLE                  X
19 UTI WORLDWIDE CMN                       COM       G87210103     4,365.00  173,000 SH         SOLE                  X
20 VALERO ENERGY CORPORATION CMN           COM       91913Y100     8,980.00  135,000 SH         SOLE                  X
21 CALL/SUN(SUNHO) @ 75 EXP08/19/2006      CALL      86764P909       219.00    1,200 CALL       SOLE                              X
22 PUT/MVK(MVKSH) @ 40 EXP07/22/2006       PUT       577914954       425.00    5,000 PUT        SOLE                              X
23 PUT/PTEN(NZQTE) @ 25 EXP08/19/2006      PUT       703481951       240.00    4,000 PUT        SOLE                              X
24 TRUSTREET PROPERTIES, INC. CONV PFD
     7.7200 SER A TAXBL                    PFD CV A  89840420 7      314.00   14,700 SH         SOLE                              X